Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Containers, cost	$ 6,468,157	$ 6,583,542
Containers, accumulated depreciation	(1,998,515)	(1,851,664)
Containers, net book value	4,469,642	4,731,878
Containers - Owned Fleet
Property Plant And Equipment [Line Items]
Containers, cost	6,451,736	6,566,785
Containers, accumulated depreciation	(1,996,838)	(1,850,721)
Containers, net book value	4,454,898	4,716,064
Containers - Managed Fleet
Property Plant And Equipment [Line Items]
Containers, cost	16,421	16,757
Containers, accumulated depreciation	(1,677)	(943)
Containers, net book value	$ 14,744	$ 15,814